PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2011	2012
Equipment and office furniture	7,542	14,554
Motor vehicles	43	43
Software	261	262
Leasehold improvement	1,114	1,137
	8,960	15,996
Less: Accumulated depreciation and amortization	(3,509)	(5,801)
	5,451	10,195

Depreciation and amortization expense was USD754, USD 1,125 and USD 2,292 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company estimated its depreciation and amortization expenses from its existing property and equipment as of December 31, 2012 in the future as follows:

2013	2,950
2014	2,742
2015	2,138
2016	1,723
2017	642
2018 and thereafter	—
10,195